Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 01, 2011
Managers Global Bond Fund (Prospectus Summary): | Managers Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MANAGERS GLOBAL BOND FUND
Supplement Text	ck0000720309_SupplementTextBlock

THE MANAGERS FUNDS

MANAGERS GLOBAL BOND FUND

Supplement dated December 13, 2011 to the

Prospectus and Statement of Additional Information dated April 1, 2011

The following information supplements and supersedes any information to the contrary relating to the Managers Global Bond Fund (the “Fund”), a series of The Managers Funds (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”) dated April 1, 2011.

At a meeting held on December 1-2, 2011, the Board of Trustees of the Fund approved the following changes to the Fund, effective February 1, 2012: (1) a name change from Managers Global Bond Fund to Managers Global Income Opportunity Fund; and (2) the implementation of changes to the Fund’s investment strategies and principal risks as described below.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Investment Strategy, Heading	rr_StrategyHeading	The first two paragraphs of the section titled “Principal Investment Strategies” on pages 14-15 of the Prospectus are hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective of income and capital appreciation through a portfolio of foreign and domestic fixed-income securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds (debt securities). Under normal market conditions, the Fund invests at least 65% of its total assets in investment grade U.S. and foreign corporate bonds and in securities issued or guaranteed by the U.S. and foreign governments, their agencies or instrumentalities, and supranational organizations such as the World Bank. Investment grade securities are rated at least in the BBB/Baa major rating category by S&P or Moody’s (or a similar rating from any nationally recognized statistical rating organization). The Fund may also invest up to 30% of its total assets in below-investment grade bonds (those rated Bal/BB+ or lower by Moody’s or S&P. Under normal conditions, the Fund will also invest at least 40% of its net assets, plus the amount of any borrowings for investment purposes, in investments of non-U.S. issuers.

The Fund considers an issuer to be a non-U.S. issuer if the issuer maintains its principal place of business outside the U.S., its securities are traded principally in a country or region outside the U.S., or it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or securities performed in a country or region outside the U.S. or it has at least 50% of its assets in a country or region outside the U.S. Under normal circumstances, the Fund invests no more than 20% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities of companies located in emerging market countries. For the purpose of this policy, “emerging market countries” mean countries designated by the World Bank or United Nations, to be an emerging market country.

From time to time, the Fund may invest in unrated bonds that are considered by the Fund’s subadvisor Loomis, Sayles & Company, L.P. (the “Subadvisor” or “Loomis”) to be of comparable quality and creditworthiness as rated securities. Debt securities held by the Fund may have any remaining maturity. The Fund may hold instruments denominated in any currency and may invest in companies in emerging markets. At least 20% of the total assets of the Fund will be invested in U.S. dollar-denominated instruments. Under normal conditions, the Fund typically invests in at least seven countries, including the United States.

Risk, Heading	rr_RiskHeading	The following risk factor will be added to the to the Fund’s principal risks described in the summary section of the Prospectus:
Risk, Narrative	rr_RiskNarrativeTextBlock

High Yield Risk – below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bond” or high yield securities”) may be subject to greater levels of interest rate, credit, and liquidity risk.

Managers Global Bond Fund | Managers Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGGBX